Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable, Net [Abstract]
Accounts receivable	$ 2,240,399	$ 2,195,005
Less: allowance for credit losses	(570,888)	(546,933)	$ (562,106)
Accounts receivable, net	$ 1,669,511	$ 1,648,073